Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 18, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	SBCP
Entity Registrant Name	SUNSHINE BANCORP, INC.
Entity Central Index Key	0001599891
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,265,950
Entity Public Float			$ 62,633,600